UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7878

DREYFUS LIFETIME PORTFOLIOS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	3/31/06

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus LifeTime Portfolios, Inc.

SEMIANNUAL REPORT March 31, 2006

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization.Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE PORTFOLIO

2	Letter from the Chairman
3	Discussion of Performance
8	Understanding Your Portfolio's Expenses
9	Comparing Your Portfolio's Expenses
With Those of Other Funds
Statement of Investments
10	Income Portfolio
25	Growth and Income Portfolio
40	Growth Portfolio
Statement of Financial Futures
24	Income Portfolio
39	Growth and Income Portfolio
45	Growth Portfolio
46	Statement of Assets and Liabilities
48	Statement of Operations
Statement of Changes in Net Assets
50	Income Portfolio
52	Growth and Income Portfolio
54	Growth Portfolio
Financial Highlights
56	Income Portfolio
58	Growth and Income Portfolio
60	Growth Portfolio
62	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus LifeTime
Portfolios, Inc.

The Portfolios

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus LifeTime Portfolios, Inc., covering the six-month period from October 1, 2005, through March 31, 2006.

U.S. stocks began to show signs of renewed vigor over the past six months, while bond prices have softened after several years of resilience in the face of rising short-term interest rates.These divergent results are largely due to reports of continued economic growth and robust business fundamentals in most industry groups. Equity investors have responded positively to evidence that the economic expansion remains strong, but fixed-income investors have seen the same factors as potential harbingers of inflation.

While our chief economist, Richard Hoey, currently expects U.S. economic growth to continue, growth in 2006 may begin to rely less on consumer spending and more on corporate capital investment, exports and non-residential construction. In addition, inflationary pressures may increase moderately due to tighter labor markets and robust demand for goods and services. Clearly, changes in the economic climate may benefit some parts of the financial markets more than others.As always, we encourage you to talk with your financial advisor to discuss investment options and portfolio allocations that may be suitable for you in this environment.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation April 17, 2006

DISCUSSION OF PERFORMANCE

Jocelin A. Reed, CFA, Portfolio Manager

How did Dreyfus LifeTime Portfolios, Inc. perform relative to its benchmarks?

For the six-month period ended March 31, 2006, Dreyfus LifeTime Portfolios, Inc. produced the following total returns:1

Growth Portfolio		Customized Blended Index[2]

Investor Shares	9.27%	7.49%
Restricted Shares	9.36%
Growth and Income Portfolio

Investor Shares	5.62%	4.52%
Restricted Shares	5.70%
Income Portfolio

Investor Shares	1.09%	1.72%
Restricted Shares	1.11%

Total returns for the Growth Portfolio and the Growth and Income Portfolio also compare to a 6.38% total return for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") for the same period.The total return for the Income Portfolio also compares to a 0.13% total return for the Lehman Brothers Intermediate Government/Credit Bond Index for the reporting period.3

Stocks and bonds fared relatively well over the reporting period as an expanding economy and higher corporate earnings offset negative influences, including rising energy prices and interest rates. The Growth Portfolio and the Growth and Income Portfolio produced higher returns than their Customized Blended Indices, largely due to our emphasis on stocks and strong contributions from the industrials, materials and financials sectors. The Income Portfolio modestly trailed its benchmark, primarily due to fund fees and expenses that are not reflected in the benchmark's results.

What are the portfolios' investment approaches?

Dreyfus LifeTime Portfolios, Inc. consists of three separate portfolios, each offering a range of investment approaches and varying asset allo-

The Portfolios 3

DISCUSSION OF PERFORMANCE (continued)

cations.All three portfolios typically invest in stocks and bonds and are managed using the same basic investment philosophy; however, each portfolio's asset allocation varies according to its own investment goals and risk tolerance levels.

For example, the Growth Portfolio, the most aggressive of the three, has a neutral mix of 80% of its assets in stocks and 20% in investment-grade bonds. Depending on market and economic conditions, the portfolio's actual mix of stocks to bonds may range from 100%/0% to 65%/35%. The portfolio may invest up to 25% of its net assets in foreign securities.

The Growth and Income Portfolio, a moderate portfolio, has a neutral asset mix of 50% in stocks and 50% in investment-grade bonds. Depending on market and economic conditions, the actual mix of stocks to bonds may range from 35%/65% to 65%/35%.The portfolio may invest up to 15% of its net assets in foreign securities.

The actual makeup of the Growth Portfolio and the Growth and Income Portfolio will vary over time according to our view of prevailing market conditions.

Finally, the Income Portfolio, the most conservative of the three, typically maintains an asset allocation of approximately 67.5% in investment-grade bonds, a 22.5% exposure to stocks of companies whose total market values are more than $1.4 billion, and 10% in cash.

What other factors influenced the portfolios' performance?

When the reporting period began, the Gulf Coast hurricanes, higher short-term interest rates and rising gasoline and heating oil prices threatened U.S. economic growth. However, those concerns later dissipated as consumers continued to spend, inflationary pressures remained subdued and corporate earnings growth accelerated.Accordingly, we maintained the portfolios' equity allocations near their allowable maximums, reflecting our belief that stocks generally represented better values than bonds.

The portfolios achieved particularly attractive results in the industrials sector. Persistently strong economic conditions in U.S. and overseas markets helped support customer demand for industrial companies such as Rockwell Automation, which makes integrated systems for process manufacturing. In the materials area, metals and mining stocks benefited from strong global demand for copper, steel, iron ore and other industrial commodities. Some of the portfolios' stronger gains came from Nucor, the largest steel producer in the United States, and Southern Copper, which produces copper, molybdenum, zinc, silver, gold, and lead.

Financial stocks also posted strong returns during the reporting period, most notably large brokerage firms and investment banks, such as Goldman Sachs Group and Bear Stearns Cos., that profited from higher trading volumes and increased mergers-and-acquisitions activity. We also favored regional banks with fee-based businesses that enabled them to weather profit erosion from traditional consumer lending activities, as well as life insurance companies that appeared poised to benefit from international growth opportunities. A number of consumer cyclical stocks also contributed positively to the portfolios' performance, including clothing retailers Aeropostale and Nordstrom.

On the other hand, the portfolios' technology stocks lagged the overall market,primarily due to weakness in semiconductors manufacturer Intel, which fell short of earnings forecasts due to a slowdown in personal computer sales.The portfolios' energy stocks also disappointed, primarily due to relatively light exposure to better-performing oil services stocks.

In the bond market, the Federal Reserve Board raised the overnight federal funds rate from 3.75% at the beginning of the reporting period to 4.75% by its end, eroding the prices of shorter-term U.S. government securities.As they have for some time, longer-term rates remained relatively stable, creating a flat, and at times, inverted yield curve during the reporting period. Late in the reporting period, however, yields of longer-term U.S government securities began to rise, causing their prices to fall. Corporate bonds produced modestly higher returns than U.S. government securities, mainly due to strong credit conditions for most industries in the growing economy.

What are the portfolios' current strategies?

In our judgment, stocks generally continue to offer better value than bonds, and we currently plan to maintain the portfolios' equity allocations near their allowable maximums. As always, should circumstances change, we are prepared to adjust the portfolios' allocations accordingly.

April 17, 2006

The Portfolios 5

DISCUSSION OF PERFORMANCE (continued)

Asset Class Exposure as of March 31, 2006

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.
[2]	For the Growth Portfolio, the Customized Blended Index has been prepared by the portfolio for purposes of more accurate comparison to the Growth Portfolio's overall portfolio composition.We have combined the performance of unmanaged indices reflecting the baseline percentage set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Domestic
Large Company Stocks — 54.4%; Domestic Small Company Stocks — 13.6%; Foreign
Stocks — 12%; Domestic Bonds — 17%; and Foreign Bonds — 3%.The Customized
Blended Index combines returns from the Standard & Poor's 500 Composite Stock Price Index, the Russell 2000 Index, the Morgan Stanley Capital International Europe, Australasia, Far East
(Free) Index — Hedged $U.S. (MSCI EAFE), the Lehman Brothers Intermediate
Government/Credit Bond Index ("Lehman Brothers Index") and the J.P. Morgan Non-U.S.
Government Bond Index — Hedged ("J.P. Morgan Global Index") and is weighted to the aforementioned baseline percentages.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index.
The Russell 3000 Index is composed of the 3,000 largest U.S. companies based on total market
capitalization.The MSCI EAFE is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested.The Lehman Brothers Index is a widely accepted, unmanaged index of government and corporate bond market performance composed of U.S. government,Treasury and agency securities, fixed-income securities and nonconvertible investment-grade corporate debt, with an average maturity of 1-10 years.The J.P. Morgan Global Index is an index that measures return on bonds from 12 world markets, hedged into U.S. dollars.This index does not include a
U.S. bond component. None of the foregoing indices reflects account charges, fees or other expenses.
For the Growth and Income Portfolio, we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Domestic Large Company Stocks — 36%; Domestic Small
Company Stocks — 9%; Foreign Stocks — 5%; Domestic Bonds — 45%; and Foreign Bonds
— 5%.The Customized Blended Index combines returns from the S&P 500 Index, the Russell
2000 Index, the MSCI EAFE, the Lehman Brothers Index and the J.P. Morgan Global Index
and is weighted to the aforementioned baseline percentages.The indices are described above.
For the Income Portfolio, we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Bonds — 67.5%; Stocks — 22.5%; and Treasury Bills — 10%.The
Customized Blended Index combines returns from the Lehman Brothers Index, the S&P 500
Index (both described above) and the 90-day Treasury bill rate, as it changes from time to time, and is weighted to the aforementioned baseline percentages.
[3]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The S&P 500 Index and the Lehman Brothers Intermediate
Government/Credit Bond Index are described above.

The Portfolios 7

UNDERSTANDING YOUR PORTFOLIO'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your portfolio's prospectus or talk to your financial adviser.

Review your portfolio's expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each portfolio from October 1, 2005 to March 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2006
	Restricted Class Shares	Investor Class Shares

LifeTime Income Portfolio
Expenses paid per $1,000 †	$5.52	$6.02
Ending value (after expenses)	$1,011.10	$1,010.90
LifeTime Growth and Income Portfolio
Expenses paid per $1,000 †	$5.28	$6.72
Ending value (after expenses)	$1,057.00	$1,056.20
LifeTime Growth Portfolio
Expenses paid per $1,000 †	$7.05	$7.30
Ending value (after expenses)	$1,093.60	$1,092.70

† Expenses are equal to the LifeTime Income Portfolio's annualized expense ratio of 1.10% for Restricted Class and 1.20% for Investor Class, LifeTime Growth and Income Portfolio 1.03% for Restricted Class and 1.31% for Investor Class and LifeTime Growth Portfolio 1.35% for Restricted Class and 1.40% for Investor Class, multiplied by the respective portfolio's average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8

COMPARING YOUR PORTFOLIO'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your portfolio's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the portfolio with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2006
	Restricted Class Shares	Investor Class Shares

LifeTime Income Portfolio
Expenses paid per $1,000 †	$5.54	$6.04
Ending value (after expenses)	$1,019.45	$1,018.95
LifeTime Growth and Income Portfolio
Expenses paid per $1,000 †	$5.19	$6.59
Ending value (after expenses)	$1,019.80	$1,018.40
LifeTime Growth Portfolio
Expenses paid per $1,000 †	$6.79	$7.04
Ending value (after expenses)	$1,018.20	$1,017.95

† Expenses are equal to the LifeTime Income Portfolio's annualized expense ratio of 1.10% for Restricted Class and 1.20% for Investor Class, LifeTime Growth and Income Portfolio 1.03% for Restricted Class and 1.31% for Investor Class and LifeTime Growth Portfolio 1.35% for Restricted Class and 1.40% for Investor Class, multiplied by the respective portfolio's average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Portfolios 9

STATEMENT OF INVESTMENTS March 31, 2006 (Unaudited)
Income Portfolio
	Coupon	Maturity	Principal
Bonds and Notes—67.8%	Rate (%)	Date	Amount ($)	Value ($)

Finance—12.3%
Allstate,
Notes	5.00	8/15/14	60,000	57,865
American Express Credit,
Notes	3.00	5/16/08	200,000	191,129
American General Finance,
Notes, Ser. I	5.40	12/1/15	90,000	87,303
American International Group,
Notes	5.05	10/1/15	70,000 [a]	66,870
AXA Financial,
Sr. Notes	7.75	8/1/10	75,000	81,399
Bank of America,
Bonds	5.13	11/15/14	75,000	73,030
Bank of America,
Sub. Notes	7.80	2/15/10	250,000	270,553
Bank of New York,
Sr. Notes	5.20	7/1/07	275,000	274,522
Bank One,
Sub. Notes	5.90	11/15/11	240,000	244,203
Bayerische Landesbank/New York,
Sub. Notes, Ser. F	5.88	12/1/08	100,000	101,399
BB & T,
Sub. Notes	4.75	10/1/12	170,000	163,652
Bear Stearns Cos.,
Notes	5.70	11/15/14	120,000	119,758
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	60,000	57,216
Brookfield Asset Management,
Notes	7.13	6/15/12	100,000	106,390
Capital One Bank,
Sr. Notes	5.13	2/15/14	130,000	125,299
CIT Group,
Sr. Notes	5.13	9/30/14	125,000	119,687
Citigroup,
Sub. Notes	5.00	9/15/14	150,000	143,808
Citigroup,
Notes	6.00	2/21/12	200,000	205,154
Credit Suisse USA,
Notes	5.13	1/15/14	245,000 [b]	237,070

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Finance (continued)
Deutsche Bank Financial,
Notes	5.38	3/2/15	95,000	92,979
Deutsche Telekom International
Finance, Gtd. Bonds	8.00	6/15/10	200,000 [c]	218,002
Diageo Capital,
Gtd. Notes	7.25	11/1/09	185,000	195,595
EOP Operating,
Gtd. Notes	4.75	3/15/14	110,000	101,465
EOP Operating,
Sr. Notes	6.75	2/15/08	150,000	153,080
Federated Department Stores,
Sr. Notes	6.63	4/1/11	50,000	51,972
FleetBoston Financial,
Sub. Notes	7.38	12/1/09	135,000	143,880
Gannett,
Unscd. Notes	6.38	4/1/12	60,000	61,800
General Electric Capital,
Notes, Ser. A	4.75	9/15/14	125,000 [b]	119,135
General Electric Capital,
Notes, Ser. A	7.38	1/19/10	110,000	117,467
General Electric Capital,
Sub. Notes	8.13	5/15/12	230,000	260,702
Goldman Sachs Group,
Notes	6.60	1/15/12	275,000	288,654
Goldman Sachs Group,
Bonds	6.88	1/15/11	170,000	179,636
HSBC Finance,
Notes	5.00	6/30/15	100,000	94,555
HSBC Finance,
Notes	8.00	7/15/10	260,000	283,956
HSBC Holdings,
Sub. Notes	5.25	12/12/12	70,000	68,739
HSBC Holdings,
Sub. Notes	7.50	7/15/09	100,000	106,032
ING Groep,
Bonds	5.78	12/8/49	100,000 [c]	97,451
International Lease Finance,
Sr. Notes	5.00	4/15/10	190,000	186,532

The Portfolios 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Finance (continued)
John Deere Capital,
Notes	7.00	3/15/12	175,000	187,872
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	80,000	76,695
JPMorgan Chase & Co.,
Sub. Notes	6.75	2/1/11	295,000	310,427
Kreditanstalt fuer Wiederaufbau,
Gov't Gtd. Notes	3.25	3/30/09	195,000	185,201
Kreditanstalt fuer Wiederaufbau,
Gov't Gtd. Notes	4.13	10/15/14	125,000 [b]	117,108
Landwirtschaftliche
Rentenbank,
Gov't Gtd. Notes, Ser. 3	4.88	3/12/07	295,000	294,764
Lehman Brothers Holdings,
Notes	6.63	1/18/12	250,000	263,326
Marsh & McLennan Cos.,
Bonds	3.63	2/15/08	175,000	168,941
Marsh & McLennan Cos.,
Notes	5.38	7/15/14	120,000	115,189
MBNA,
Bonds	5.00	6/15/15	70,000	66,983
Merrill Lynch & Co.,
Notes, Ser. C	5.00	1/15/15	120,000 [b]	114,690
Merrill Lynch & Co.,
Notes	6.00	2/17/09	250,000	254,627
Metlife,
Sr. Notes	6.13	12/1/11	150,000	154,912
Morgan Stanley,
Sr. Notes	6.60	4/1/12	200,000	210,097
Morgan Stanley,
Unsub. Bonds	6.75	4/15/11	205,000	216,023
National Rural Utilities
Cooperative Finance, Coll. Trust	4.75	3/1/14	75,000	71,397
Oesterreichische Kontrollbank,
Gov't Gtd. Notes	4.50	3/9/15	100,000	95,412
Pemex Finance,
Notes	9.03	2/15/11	100,000	108,108

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Finance (continued)
Pemex Project Funding Master
Trust, Gtd. Notes	8.00	11/15/11	230,000 [c]	250,240
Prologis,
Sr. Notes	5.63	11/15/15	110,000 [a]	107,746
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	160,000	166,111
Sanwa Finance Aruba,
Bank Gtd. Notes	8.35	7/15/09	100,000	108,320
Simon Property Group,
Unsub. Notes	6.38	11/15/07	325,000	329,830
SLM,
Notes	3.63	3/17/08	375,000	362,990
SMBC International Finance,
Gtd. Notes	8.50	6/15/09	150,000	162,707
Time Warner Entertainment,
Sr. Notes	8.88	10/1/12	145,000	165,571
UBS Paine Webber Group,
Gtd. Notes	7.63	12/1/09	205,000	218,801
US Bank NA,
Sub. Notes	5.70	12/15/08	300,000 [b]	303,256
Verizon Communications,
Notes	5.55	2/15/16	90,000	87,030
Verizon Global Funding,
Notes	7.25	12/1/10	200,000	212,575
Wachovia,
Sub. Notes	5.25	8/1/14	130,000	126,364
Walt Disney,
Notes	6.38	3/1/12	165,000	171,729
Washington Mutual,
Sr. Unscd. Notes	4.00	1/15/09	245,000	236,695
Washington Mutual,
Sub. Notes	4.63	4/1/14	110,000	100,739
Wells Fargo & Co.,
Notes	3.13	4/1/09	245,000	230,546
Wells Fargo Bank NA,
Sub. Notes	4.75	2/9/15	130,000	122,902
				12,023,863

The Portfolios 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Foreign/Governmental—3.4%
Asian Development Bank,
Notes	4.25	10/20/14	100,000	93,795
Canadian Government,
Bonds	5.25	11/5/08	100,000 [b]	100,913
European Investment Bank,
Notes	4.63	3/1/07	550,000	547,980
European Investment Bank,
Bonds	4.63	10/20/15	70,000	67,169
Export-Import Bank of Korea,
Notes	5.13	3/16/15	95,000	91,068
Hellenic Republic,
Notes	6.95	3/4/08	150,000	154,797
Inter-American Development Bank,
Notes	4.38	9/20/12	160,000	154,309
Inter-American Development Bank,
Bonds	5.75	2/26/08	270,000	273,711
International Bank for Reconstruction
& Development, Notes	3.63	5/21/13	115,000	106,714
Province of Ontario,
Notes	4.50	2/3/15	70,000 [b]	66,338
Province of Ontario,
Sr. Unsub. Notes	5.50	10/1/08	250,000	251,983
Republic of Chile,
Notes	6.88	4/28/09	175,000	182,613
Republic of Italy,
Sr. Unsub. Notes	5.63	6/15/12	385,000	392,579
Republic of Korea,
Unsub. Notes	8.88	4/15/08	200,000 [b]	215,701
Swedish Export Credit,
Unsub. Notes	4.00	6/15/10	200,000 [b]	191,388
United Mexican States,
Notes, Ser. A	5.88	1/15/14	130,000 [b]	129,415
United Mexican States,
Notes	9.88	2/1/10	250,000	285,625
				3,306,098
Industrial—7.4%
Abbott Laboratories,
Unsub. Notes	4.35	3/15/14	165,000	153,665

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Industrial (continued)
Albertson's,
Sr. Notes	7.50	2/15/11	150,000	152,626
Alcan,
Notes	4.50	5/15/13	100,000	93,038
Baxter International,
Notes	4.63	3/15/15	150,000	138,570
BHP Billiton Finance USA,
Gtd. Notes	5.25	12/15/15	110,000 [b]	106,896
Bristol-Myers Squibb,
Notes	5.75	10/1/11	170,000	172,069
Centex,
Sr. Notes	5.13	10/1/13	100,000	93,864
ChevronTexaco Capital,
Gtd. Notes	3.50	9/17/07	300,000	293,201
Clear Channel Communications,
Sr. Notes	4.40	5/15/11	175,000 [b]	160,571
Coca-Cola,
Notes	5.75	3/15/11	100,000	101,866
Comcast Cable Communications,
Notes	6.20	11/15/08	250,000	254,306
ConAgra Foods,
Notes	7.88	9/15/10	150,000	162,003
ConocoPhillips,
Notes	8.75	5/25/10	135,000	151,639
Coors Brewing,
Sr. Gtd. Notes	6.38	5/15/12	85,000	87,759
COX Communications,
Notes	5.45	12/15/14	125,000	118,719
CRH America,
Gtd. Notes	5.30	10/15/13	130,000	126,081
DaimlerChrysler NA Holding,
Gtd. Notes	7.30	1/15/12	110,000	116,371
DaimlerChrysler NA Holding,
Gtd. Notes	8.00	6/15/10	150,000	161,505
Dow Chemical,
Notes	6.13	2/1/11	115,000	118,169
Electronic Data Systems,
Notes, Ser. B	6.50	8/1/13	115,000 [c]	117,117

The Portfolios 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Industrial (continued)
Enterprise Products Operating,
Sr. Notes, Ser. B	5.60	10/15/14	105,000	101,988
ERP Operating,
Notes	6.63	3/15/12	110,000	115,840
First Data,
Notes	4.85	10/1/14	120,000	112,556
General Dynamics,
Sr. Notes	5.38	8/15/15	95,000	94,717
General Electric,
Notes	5.00	2/1/13	200,000	194,817
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	65,000 [b]	62,421
General Mills,
Unscd. Notes	6.00	2/15/12	80,000	81,598
Georgia Power,
Sr. Notes, Ser. J	4.88	7/15/07	300,000	298,527
Harrah's Operating,
Bonds	5.63	6/1/15	100,000	95,986
Home Depot,
Sr. Notes	5.40	3/1/16	90,000	89,085
International Business Machines,
Notes	4.75	11/29/12	160,000	154,662
International Paper,
Notes	6.75	9/1/11	150,000	155,963
KeySpan,
Notes	7.63	11/15/10	100,000	108,201
Kinder Morgan Energy Partners,
Notes	7.13	3/15/12	175,000	186,741
Midamerican Energy Holdings,
Sr. Notes	3.50	5/15/08	125,000	120,145
Monsanto,
Sr. Notes	7.38	8/15/12	125,000	136,943
Nordstrom,
Sr. Notes	5.63	1/15/09	200,000	201,102
PC Financial Partnership,
Notes	5.00	11/15/14	110,000	104,688
Procter & Gamble,
Notes	4.30	8/15/08	160,000	157,126

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Industrial (continued)
Pulte Homes,
Sr. Unscd. Notes	5.20	2/15/15	100,000 [b]	92,457
Raytheon,
Sr. Notes	6.75	8/15/07	225,000	228,596
Safeway,
Sr. Unscd. Notes	5.80	8/15/12	75,000	74,811
Sara Lee,
Notes	6.25	9/15/11	50,000	50,683
Target,
Notes	5.88	3/1/12	100,000	102,559
Time Warner Cos.,
Notes	8.18	8/15/07	110,000	113,948
Unilever Capital,
Gtd. Sr. Notes	7.13	11/1/10	150,000	159,777
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	75,000	72,192
Wal-Mart Stores,
Notes	3.38	10/1/08	175,000	167,808
Wal-Mart Stores,
Sr. Notes	6.88	8/10/09	100,000	104,923
WellPoint,
Unscd. Bonds	5.25	1/15/16	115,000	111,108
Weyerhaeuser,
Notes	6.13	3/15/07	300,000	301,407
Wyeth,
Notes	5.50	2/15/16	65,000	63,953
XTO Energy,
Sr. Unscd. Notes	4.90	2/1/14	160,000	151,935
				7,249,298
Transportation—.1%
Union Pacific,
Notes	6.50	4/15/12	150,000	156,923
U.S. Government Agencies—14.7%
Federal Farm Credit Bank,
Bonds	2.63	9/17/07	360,000	347,954
Federal Home Loan Bank System,
Bonds	3.38	2/23/07	655,000	645,194

The Portfolios 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal Home Loan Bank System,
Bonds	3.63	6/20/07	415,000	407,850
Federal Home Loan Bank System,
Bonds	3.63	1/15/08	560,000	546,414
Federal Home Loan Bank System,
Bonds, Ser. 439	3.63	11/14/08	335,000	323,472
Federal Home Loan Bank System,
Bonds	3.75	8/18/09	460,000	441,355
Federal Home Loan Bank System,
Bonds, Ser. 421	3.88	6/14/13	100,000	92,343
Federal Home Loan Bank System,
Bonds, Ser. 580	4.13	10/19/07	770,000	759,183
Federal Home Loan Bank System,
Bonds, Ser. VB15	5.00	12/21/15	130,000	127,968
Federal Home Loan Bank System,
Bonds	5.25	6/18/14	95,000	95,338
Federal Home Loan Bank System,
Bonds, Ser. 312	5.75	5/15/12	255,000	263,259
Federal Home Loan Bank System,
Sr. Notes, Ser. 100	5.80	9/2/08	500,000	507,286
Federal Home Loan Mortgage Corp.,
Notes	2.38	2/15/07	100,000	97,703
Federal Home Loan Mortgage Corp.,
Notes	3.50	9/15/07	360,000	352,395
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	345,000	331,938
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	310,000	292,113
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	190,000	181,786
Federal Home Loan Mortgage Corp.,
Notes	4.88	3/15/07	950,000	947,885
Federal Home Loan Mortgage Corp.,
Notes	4.88	2/17/09	190,000	189,102
Federal Home Loan Mortgage Corp.,
Notes	5.00	7/15/14	215,000	212,454
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	200,000	199,634

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	285,000	291,036
Federal Home Loan Mortgage Corp.,
Notes	5.75	4/15/08	375,000	379,770
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	925,000	941,752
Federal Home Loan Mortgage Corp.,
Sub. Notes	5.88	3/21/11	100,000	102,417
Federal Home Loan Mortgage Corp.,
Notes	6.00	6/15/11	300,000	311,766
Federal Home Loan Mortgage Corp.,
Notes	6.88	9/15/10	300,000	320,654
Federal Home Loan Mortgage Corp.,
Notes	7.00	3/15/10	150,000	159,992
Federal National Mortgage
Association, Notes	4.13	4/15/14	150,000	140,037
Federal National Mortgage
Association, Notes	4.38	10/15/15	160,000	151,070
Federal National Mortgage
Association, Notes	4.63	10/15/13	245,000	236,986
Federal National Mortgage
Association, Notes	4.63	10/15/14	125,000	120,599
Federal National Mortgage
Association, Notes	5.00	3/15/16	175,000	172,799
Federal National Mortgage
Association, Notes	5.25	1/15/09	520,000	522,408
Federal National Mortgage
Association, Notes	5.38	11/15/11	95,000	95,991
Federal National Mortgage
Association, Notes	5.50	3/15/11	220,000	223,381
Federal National Mortgage
Association, Notes	5.75	2/15/08	1,025,000	1,037,472
Federal National Mortgage
Association, Notes	6.00	5/15/08	275,000	280,220
Federal National Mortgage
Association, Notes	6.00	5/15/11	400,000	415,140
Federal National Mortgage
Association, Notes	6.63	9/15/09	205,000	214,620

The Portfolios 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal National Mortgage
Association, Notes	6.63	11/15/10	105,000	111,356
Federal National Mortgage
Association, Notes	7.25	1/15/10	580,000	621,959
Federal National Mortgage
Association, Sub. Notes	4.00	9/2/08	150,000	146,165
Federal National Mortgage
Association, Sub. Notes	6.25	2/1/11	75,000	77,863
				14,438,079
U.S. Government Securities—27.5%
U.S. Treasury Bonds	5.50	2/15/08	590,000 [b]	597,304
U.S. Treasury Bonds	10.38	11/15/12	155,000	168,169
U.S. Treasury Bonds	12.00	8/15/13	175,000	202,857
U.S. Treasury Bonds	12.50	8/15/14	130,000	160,722
U.S. Treasury Notes	2.63	5/15/08	845,000 [b]	808,158
U.S. Treasury Notes	2.75	8/15/07	170,000 [b]	165,305
U.S. Treasury Notes	3.00	11/15/07	1,905,000 [b]	1,850,974
U.S. Treasury Notes	3.00	2/15/08	515,000 [b]	498,323
U.S. Treasury Notes	3.13	4/15/09	65,000 [b]	61,933
U.S. Treasury Notes	3.25	1/15/09	195,000 [b]	187,124
U.S. Treasury Notes	3.38	2/15/08	375,000 [b]	365,361
U.S. Treasury Notes	3.38	10/15/09	170,000 [b]	162,104
U.S. Treasury Notes	3.50	11/15/09	655,000 [b]	626,547
U.S. Treasury Notes	3.50	2/15/10	210,000 [b]	200,255
U.S. Treasury Notes	3.63	7/15/09	600,000 [b]	578,484
U.S. Treasury Notes	3.63	1/15/10	600,000 [b]	575,388
U.S. Treasury Notes	3.63	5/15/13	195,000 [b]	180,771
U.S. Treasury Notes	3.75	5/15/08	1,455,000 [b]	1,424,183
U.S. Treasury Notes	3.88	7/31/07	1,640,000 [b]	1,619,694
U.S. Treasury Notes	3.88	5/15/10	680,000 [b]	656,091
U.S. Treasury Notes	3.88	2/15/13	545,000 [b]	514,046
U.S. Treasury Notes	4.00	6/15/09	285,000 [b]	278,151
U.S. Treasury Notes	4.00	3/15/10	155,000 [b]	150,477
U.S. Treasury Notes	4.00	4/15/10	350,000 [b]	339,514
U.S. Treasury Notes	4.00	11/15/12	50,000 [b]	47,606

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Securities (continued)
U.S. Treasury Notes	4.00	2/15/14	620,000 [b]	584,786
U.S. Treasury Notes	4.00	2/15/15	555,000 [b]	520,291
U.S. Treasury Notes	4.13	8/15/10	630,000 [b]	612,845
U.S. Treasury Notes	4.13	5/15/15	400,000 [b]	378,108
U.S. Treasury Notes	4.25	11/30/07	925,000 [b]	916,435
U.S. Treasury Notes	4.25	8/15/13	690,000 [b]	663,856
U.S. Treasury Notes	4.25	11/15/13	500,000 [b]	480,390
U.S. Treasury Notes	4.25	8/15/14	655,000 [b]	627,136
U.S. Treasury Notes	4.25	11/15/14	440,000 [b]	420,681
U.S. Treasury Notes	4.25	8/15/15	250,000 [b]	238,233
U.S. Treasury Notes	4.38	8/15/12	290,000 [b]	282,556
U.S. Treasury Notes	4.50	11/15/15	445,000 [b]	431,962
U.S. Treasury Notes	4.50	2/15/16	235,000	228,629
U.S. Treasury Notes	4.75	11/15/08	1,500,000 [b]	1,497,300
U.S. Treasury Notes	4.75	5/15/14	445,000 [b]	441,244
U.S. Treasury Notes	4.88	2/15/12	560,000 [b]	561,047
U.S. Treasury Notes	5.00	2/15/11	165,000 [b]	166,391
U.S. Treasury Notes	5.00	8/15/11	825,000 [b]	832,508
U.S. Treasury Notes	5.63	5/15/08	775,000 [b]	787,377
U.S. Treasury Notes	5.75	8/15/10	660,000 [b]	684,255
U.S. Treasury Notes	6.00	8/15/09	795,000 [b]	823,970
U.S. Treasury Notes	6.13	8/15/07	630,000 [b]	640,527
U.S. Treasury Notes	6.50	2/15/10	595,000 [b]	629,653
U.S. Treasury Notes	6.63	5/15/07	1,070,000 [b]	1,090,394
				26,960,115
Utilities—2.4%
AT & T,
Notes	5.10	9/15/14	195,000	185,393
British Telecommunications,
Notes	8.38	12/15/10	60,000 [c]	66,989
Cincinnati Gas & Electric,
Notes	5.70	9/15/12	100,000	99,746
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	70,000	65,869
Duke Energy,
Sr. Notes	5.63	11/30/12	75,000	75,192

The Portfolios 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Utilities (continued)
Exelon Generation,
Notes	5.35	1/15/14	120,000	116,668
Hydro Quebec,
Govt. Gtd. Notes, Ser. JL	6.30	5/11/11	160,000	166,979
New Cingular Wireless Services,
Sr. Notes	7.88	3/1/11	135,000	148,120
Oncor Electric Delivery,
Scd. Notes	6.38	1/15/15	140,000	144,712
PPL Electric Utilities,
Sr. Scd. Bonds	6.25	8/15/09	200,000	204,529
Progress Energy,
Sr. Notes	7.10	3/1/11	80,000	84,936
Sempra Energy,
Sr. Unscd. Notes	6.00	2/1/13	50,000	50,757
Sprint Capital,
Notes	8.38	3/15/12	215,000	243,217
Telecom Italia Capital,
Gtd. Notes	4.95	9/30/14	180,000	165,916
Telefonica Europe,
Gtd. Notes	7.75	9/15/10	145,000	156,160
United Technologies,
Notes	7.13	11/15/10	150,000	160,331
Virginia Electric and Power,
Sr. Notes, Ser. A	4.75	3/1/13	75,000	70,742
Vodafone Group,
Sr. Notes	7.75	2/15/10	135,000	144,790
Wisconsin Energy,
Sr. Notes	6.50	4/1/11	50,000	51,955
				2,403,001
Total Bonds and Notes
(cost $68,039,613)				66,537,377

Short-Term Investments—7.2%

U.S. Treasury Bills:
4.45%, 4/27/06			1,500,000 [d]	1,495,500
4.52%, 4/13/06			5,584,000	5,577,020
Total Short-Term Investments
(cost $7,070,833)				7,072,520

Income Portfolio (continued)
Other Investment—24.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $24,335,000)	24,335,000 [e]	24,335,000

Investment of Cash Collateral
for Securities Loaned—26.0%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $25,525,356)	25,525,356 [e]	25,525,356

Total Investments (cost $124,970,802)	125.8%	123,470,253
Liabilities, Less Cash and Receivables	(25.8%)	(25,345,541)
Net Assets	100.0%	98,124,712

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to $174,616 or .2% of net assets.
[b] All or a portion of these securities are on loan. At March 31, 2006, the total market value of the portfolio's securities on loan is $27,876,880 and the total market value of the collateral held by the portfolio is $28,744,464, consisting of cash collateral of $25,525,356 and U.S. Government and agency securities valued at $3,219,108.
[c] Variable rate security—interest rate subject to periodic change.
[d] Partially held by a broker as collateral for open financial futures positions.
[e] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Short-Term/		Foreign/Governmental	3.4
Money Market Investments	58.0	Utilities	2.4
U.S. Government & Agencies	42.2	Transportation	.1
Finance	12.3	Futures	.2
Industrial	7.4		126.0

† Based on net assets. See notes to financial statements.

The Portfolios 23

STATEMENT OF FINANCIAL FUTURES March 31, 2006 (Unaudited)
Income Portfolio
		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2006 ($)

Financial Futures Long
Standard & Poor's 500	67	21,830,275	June 2006	154,540

See notes to financial statements.

24

STATEMENT OF INVESTMENTS March 31, 2006 (Unaudited)

The Portfolios 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Amgen	9,300 [a]	676,575
Becton, Dickinson & Co.	7,900	486,482
Cigna	2,400	313,488
HCA	5,300	242,687
Johnson & Johnson	15,600	923,832
McKesson	7,500	390,975
Merck & Co.	24,700	870,181
Pfizer	29,200	727,664
Quest Diagnostics	6,300	323,190
Universal Health Services, Cl. B	3,100	157,449
		6,428,974
Interest Sensitive—10.9%
American Express	3,400	178,670
American International Group	6,900	456,021
Axis Capital Holdings	8,600	257,140
Bank of America	25,200	1,147,608
Bear Stearns Cos.	2,500	346,750
Citigroup	25,000	1,181,000
Comerica	5,800	336,226
General Electric	54,800	1,905,944
Goldman Sachs Group	3,400	533,664
Hartford Financial Services Group	5,300	426,915
HRPT Properties Trust	20,900	245,366
JPMorgan Chase & Co.	19,900	828,636
Keycorp	10,800	397,440
Lincoln National	6,900	376,671
Marshall & Ilsley	8,300	361,714
Metlife	9,300	449,841
Morgan Stanley	10,300	647,046
New Century Financial	3,200 [b]	147,264
Platinum Underwriters Holdings	7,800	226,980
Prudential Financial	5,600	424,536
T Rowe Price Group	4,200	328,482
		11,203,914

The Portfolios 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Lam Research	5,400 [a]	232,200
Microsoft	43,900	1,194,519
Motorola	23,900	547,549
National Semiconductor	10,500	292,320
Nokia, ADR	14,400	298,368
Oracle	25,800 [a]	353,202
QLogic	11,600 [a]	224,460
Texas Instruments	13,900	451,333
		7,249,054
Utilities—2.9%
AT & T	31,500	851,760
Deutsche Telekom, ADR	12,100	203,522
Duke Energy	11,200 [a]	326,480
Duquesne Light Holdings	4,700	77,550
NRG Energy	6,400 [a]	289,408
Southern	9,300	304,761
TXU	8,700	389,412
Verizon Communications	14,400	490,464
		2,933,357
Total Common Stocks
(cost $41,701,424)		46,862,198

	Coupon	Maturity	Principal
Bonds and Notes—35.1%	Rate (%)	Date	Amount ($)	Value ($)

Finance—6.2%
Allstate,
Sr. Notes	7.20	12/1/09	65,000	68,748
Bank of America,
Sub. Notes	7.80	2/15/10	150,000	162,332
Bank of Tokyo-Mitsubishi UFJ/
New York, NY, Sub. Notes	7.40	6/15/11	80,000	86,323
Bank One,
Sub. Notes	5.90	11/15/11	400,000	407,004
BB & T,
Sub. Notes	4.75	10/1/12	150,000	144,399
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	60,000 [b]	57,216

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Finance (continued)
Boston Properties,
Sr. Notes	5.00	6/1/15	120,000	112,675
Capital One Bank,
Notes	4.25	12/1/08	165,000	160,588
CIT Group,
Sr. Notes	5.13	9/30/14	90,000	86,175
CIT Group,
Sr. Notes	7.75	4/2/12	35,000	38,625
Citigroup,
Sub. Notes	5.00	9/15/14	150,000	143,808
Credit Suisse USA,
Notes	4.70	6/1/09	275,000	269,890
Deutsche Bank Financial,
Notes	5.38	3/2/15	45,000	44,043
Deutsche Telekom International
Finance, Gtd. Notes	3.88	7/22/08	360,000	349,094
EOP Operating,
Sr. Notes	6.75	2/15/08	150,000	153,081
ERP Operating,
Notes	6.63	3/15/12	30,000	31,593
Federated Department Stores,
Sr. Notes	6.63	4/1/11	55,000	57,170
Fleet National Bank,
Sub. Notes	5.75	1/15/09	235,000	237,630
General Electric Capital,
Notes, Ser. A	3.13	4/1/09	90,000 [b]	84,736
General Electric Capital,
Notes	3.50	5/1/08	380,000	367,334
General Electric Capital,
Notes, Ser. A	4.75	9/15/14	55,000 [b]	52,419
Goldman Sachs Group,
Notes	5.13	1/15/15	35,000 [b]	33,508
Goldman Sachs Group,
Bonds	5.15	1/15/14	65,000	62,768
HSBC Finance,
Notes	5.50	1/19/16	65,000	63,623
HSBC Finance,
Notes	8.00	7/15/10	250,000 [b]	273,035

The Portfolios 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Finance (continued)
John Deere Capital,
Notes	7.00	3/15/12	80,000 [b]	85,884
Landesbank Baden-
Wuerttemberg NY, Sub. Notes	5.05	12/30/15	65,000	63,626
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes, Ser. 5	3.25	6/16/08	250,000	240,559
Lehman Brothers Holdings,
Notes, Ser. G	4.80	3/13/14	150,000 [b]	142,436
MBNA,
Bonds	5.00	6/15/15	85,000 [b]	81,337
Merrill Lynch & Co.,
Notes	5.45	7/15/14	120,000	118,536
Merrill Lynch & Co.,
Notes	6.00	2/17/09	100,000	101,851
Metlife,
Sr. Notes	6.13	12/1/11	100,000	103,275
Morgan Stanley,
Notes	5.30	3/1/13	130,000 [b]	127,320
Morgan Stanley,
Sr. Notes	6.60	4/1/12	100,000	105,049
Oesterreichische Kontrollbank,
Govt. Gtd. Notes	4.50	3/9/15	110,000	104,953
Pemex Finance,
Notes	9.03	2/15/11	180,000	194,594
Principal Life Income Funding
Trusts, Gtd. Notes	5.10	4/15/14	75,000	73,029
Prudential Financial,
Notes, Ser. C	4.75	6/13/15	55,000	51,459
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	100,000	103,820
Safeco,
Sr. Notes	4.88	2/1/10	150,000	146,558
San Diego Gas & Electric,
1st Mortgage, Ser. CCC	5.30	11/15/15	40,000	39,269
Simon Property Group,
Unsub. Notes	6.38	11/15/07	100,000	101,486
SLM,
Notes, Ser. A	5.00	10/1/13	135,000	129,537

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Finance (continued)
St. Paul Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	40,000	39,200
Suntrust Bank,
Sub. Notes	6.38	4/1/11	40,000	41,587
U.S. Bank NA,
Sub. Notes	6.38	8/1/11	110,000 [b]	114,777
Wachovia Bank/Charlotte,
Sub. Notes	7.80	8/18/10	95,000	103,614
Washington Mutual,
Sub. Notes	4.63	4/1/14	80,000	73,265
Wells Fargo & Co.,
Notes	3.13	4/1/09	205,000	192,906
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	25,000	26,097
Wyeth,
Unsub. Notes	5.50	2/1/14	70,000	69,178
				6,323,019
Foreign/Governmental—1.4%
Asian Development Bank,
Notes	4.25	10/20/14	60,000	56,277
European Investment Bank,
Sr. Notes	4.00	3/3/10	350,000	337,043
Inter-American Development Bank,
Bonds	5.75	2/26/08	250,000	253,436
Province of Ontario,
Notes	4.50	2/3/15	55,000 [b]	52,123
Province of Ontario,
Sr. Notes	5.50	10/1/08	200,000	201,586
Quebec Province,
Unscd. Notes	4.88	5/5/14	85,000	82,499
Republic of Chile,
Bonds	5.50	1/15/13	125,000	125,312
Republic of Italy,
Unsub. Notes	5.63	6/15/12	200,000	203,937
United Mexican States,
Notes	6.63	3/3/15	110,000	115,060
United Mexican States,
Notes	9.88	2/1/10	35,000	39,988
				1,467,261

The Portfolios 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Industrial—4.2%
Albertson's,
Sr. Notes	7.50	2/15/11	100,000	101,751
Alcan,
Notes	5.00	6/1/15	40,000 [b]	37,789
Alcoa,
Notes	7.38	8/1/10	85,000	91,166
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	140,000	147,673
Anheuser-Busch Cos.,
Bonds	5.00	1/15/15	140,000	134,742
Black & Decker,
Notes	4.75	11/1/14	50,000 [b]	45,778
Boeing,
Notes	5.13	2/15/13	130,000	127,936
Bristol-Myers Squibb,
Notes	5.75	10/1/11	70,000	70,852
Cardinal Health,
Bonds	4.00	6/15/15	60,000 [b]	52,637
CBS,
Gtd. Notes	7.70	7/30/10	30,000	32,117
Centex,
Sr. Notes	5.13	10/1/13	150,000	140,796
ChevronTexaco Capital,
Gtd. Notes	3.38	2/15/08	310,000	299,970
Clear Channel Communications,
Sr. Notes	4.63	1/15/08	350,000	343,805
Clorox,
Sr. Notes	5.00	1/15/15	15,000 [b]	14,276
Coca-Cola Enterprises,
Debs	8.50	2/1/12	35,000	40,424
Comcast Cable Communications,
Sr. Notes	6.75	1/30/11	170,000	176,897
ConAgra Foods,
Notes	6.75	9/15/11	145,000	150,869
ConocoPhillips,
Notes	8.75	5/25/10	75,000	84,244
COX Communications,
Notes	5.45	12/15/14	45,000	42,739

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Industrial (continued)
CRH America,
Gtd. Notes	5.30	10/15/13	50,000	48,493
CVS,
Notes	4.88	9/15/14	85,000 [b]	80,104
DaimlerChrysler NA Holding,
Gtd. Notes	6.50	11/15/13	125,000	127,323
E I Du Pont de Nemours & Co.,
Notes	4.75	11/15/12	55,000	52,498
Exelon,
Notes	4.90	6/15/15	45,000	41,877
General Electric,
Notes	5.00	2/1/13	110,000	107,150
Hewlett-Packard,
Notes	3.63	3/15/08	150,000	145,342
International Business Machines,
Notes	4.25	9/15/09	105,000	101,759
International Paper,
Notes	6.75	9/1/11	100,000	103,975
Kinder Morgan Energy Partners,
Notes	7.13	3/15/12	170,000	181,405
Kohl's,
Unsub. Notes	6.30	3/1/11	20,000 [b]	20,622
Midamerican Energy Holdings,
Sr. Notes	3.50	5/15/08	75,000	72,087
Pemex Project Funding Master
Trust, Gtd. Notes	7.38	12/15/14	60,000	64,200
PHH,
Sr. Unscd. Notes	7.13	3/1/13	35,000	35,660
Potash of Saskatchewan,
Unscd. Notes	7.75	5/31/11	125,000	136,633
Procter & Gamble,
Sr. Notes	4.95	8/15/14	85,000 [b]	82,399
Raytheon,
Sr. Notes	5.50	11/15/12	105,000	104,632
Sara Lee,
Notes	6.25	9/15/11	85,000	86,161
Sempra Energy,
Notes	7.95	3/1/10	25,000	27,023

The Portfolios 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Industrial (continued)
United Technologies,
Notes	7.13	11/15/10	40,000	42,755
UnitedHealth Group,
Sr. Unscd. Notes	4.88	3/15/15	60,000	57,031
Valero Energy,
Notes	6.13	4/15/07	250,000 [b]	251,955
Wal-Mart Stores,
Sr. Notes	6.88	8/10/09	130,000	136,399
WellPoint,
Bonds	6.80	8/1/12	30,000	31,914
				4,275,858
Transportation—.1%
Norfolk Southern,
Sr. Notes	8.63	5/15/10	100,000	111,282
Union Pacific,
Notes	6.50	4/15/12	25,000	26,154
				137,436
U.S. Government Agencies—7.6%
Federal Farm Credit Bank,
Bonds	3.25	6/15/07	120,000	117,438
Federal Home Loan Bank System,
Bonds	3.63	6/20/07	455,000	447,160
Federal Home Loan Bank System,
Bonds	5.25	6/18/14	235,000	235,836
Federal Home Loan Bank System,
Bonds, Ser. 439	3.63	11/14/08	385,000	371,751
Federal Home Loan Bank System,
Bonds, Ser. VB15	5.00	12/21/15	80,000	78,750
Federal Home Loan Bank System,
Bonds, Ser. 312	5.75	5/15/12	160,000	165,182
Federal Home Loan Bank System,
Sr. Notes, Ser. 100	5.80	9/2/08	310,000	314,517
Federal Home Loan Bank System,
Unscd. Bonds, Ser. 411	2.75	3/14/08	250,000	239,465
Federal Home Loan Mortgage Corp.,
Notes	3.50	9/15/07	540,000	528,593
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	195,000	187,617

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	335,000	315,671
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	200,000	191,354
Federal Home Loan Mortgage Corp.,
Notes	4.88	3/15/07	455,000	453,987
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	170,000	169,689
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	300,000	306,354
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	320,000	325,795
Federal Home Loan Mortgage Corp.,
Notes	7.00	3/15/10	240,000	255,986
Federal National Mortgage
Association, Notes	4.25	7/15/07	490,000	484,871
Federal National Mortgage
Association, Notes	5.25	1/15/09	265,000	266,227
Federal National Mortgage
Association, Notes	5.75	2/15/08	350,000	354,259
Federal National Mortgage
Association, Notes	6.00	5/15/08	350,000	356,643
Federal National Mortgage
Association, Notes	6.00	5/15/11	185,000	192,002
Federal National Mortgage
Association, Notes	6.13	3/15/12	200,000	209,730
Federal National Mortgage
Association, Notes	6.63	11/15/10	290,000	307,554
Federal National Mortgage
Association, Notes	7.25	1/15/10	620,000	664,853
Federal National Mortgage
Association, Sub. Notes	4.00	9/2/08	195,000	190,015
Federal National Mortgage
Association, Sub. Notes	5.25	4/15/07	105,000	105,141
				7,836,440
U.S. Government Securities—14.2%
U.S. Treasury Bonds	5.50	2/15/08	680,000 [b]	688,418
U.S. Treasury Bonds	11.25	2/15/15	125,000	181,532

The Portfolios 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Securities (continued)
U.S. Treasury Bonds	12.00	8/15/13	335,000	388,325
U.S. Treasury Notes	2.63	5/15/08	725,000 [b]	693,390
U.S. Treasury Notes	2.75	8/15/07	195,000 [b]	189,615
U.S. Treasury Notes	3.00	11/15/07	675,000 [b]	655,857
U.S. Treasury Notes	3.00	2/15/08	200,000 [b]	193,524
U.S. Treasury Notes	3.13	5/15/07	955,000 [b]	937,161
U.S. Treasury Notes	3.38	2/15/08	890,000 [b]	867,124
U.S. Treasury Notes	3.50	11/15/09	200,000 [b]	191,312
U.S. Treasury Notes	3.50	2/15/10	450,000 [b]	429,117
U.S. Treasury Notes	3.63	6/15/10	380,000 [b]	362,900
U.S. Treasury Notes	3.63	5/15/13	195,000 [b]	180,771
U.S. Treasury Notes	3.75	5/15/08	630,000 [b]	616,657
U.S. Treasury Notes	3.88	5/15/09	275,000 [b]	267,588
U.S. Treasury Notes	3.88	5/15/10	340,000 [b]	328,046
U.S. Treasury Notes	3.88	2/15/13	320,000 [b]	301,825
U.S. Treasury Notes	4.00	6/15/09	190,000 [b]	185,434
U.S. Treasury Notes	4.00	3/15/10	380,000 [b]	368,912
U.S. Treasury Notes	4.00	4/15/10	285,000 [b]	276,461
U.S. Treasury Notes	4.00	11/15/12	335,000 [b]	318,957
U.S. Treasury Notes	4.00	2/15/15	450,000 [b]	421,857
U.S. Treasury Notes	4.13	5/15/15	415,000 [b]	392,287
U.S. Treasury Notes	4.25	8/15/13	160,000 [b]	153,938
U.S. Treasury Notes	4.25	8/15/14	365,000 [b]	349,473
U.S. Treasury Notes	4.25	11/15/14	100,000 [b]	95,609
U.S. Treasury Notes	4.25	8/15/15	185,000 [b]	176,292
U.S. Treasury Notes	4.38	11/15/08	540,000 [b]	534,010
U.S. Treasury Notes	4.38	8/15/12	220,000 [b]	214,354
U.S. Treasury Notes	4.50	11/15/15	175,000 [b]	169,873
U.S. Treasury Notes	4.75	11/15/08	570,000 [b]	568,974
U.S. Treasury Notes	4.75	5/15/14	140,000 [b]	138,818
U.S. Treasury Notes	4.88	2/15/12	405,000 [b]	405,757
U.S. Treasury Notes	5.00	2/15/11	455,000 [b]	458,836

36

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Securities (continued)
U.S. Treasury Notes	5.00	8/15/11	680,000 [b]	686,188
U.S. Treasury Notes	5.75	8/15/10	335,000 [b]	347,311
U.S. Treasury Notes	6.13	8/15/07	815,000 [b]	828,619
				14,565,122
Utilities—1.4%
Cincinnati Gas & Electric,
Notes	5.70	9/15/12	85,000	84,784
Duke Energy,
Sr. Notes	5.63	11/30/12	125,000	125,319
Motorola,
Notes	7.63	11/15/10	87,000	94,983
New Cingular Wireless Services,
Sr. Notes	7.88	3/1/11	35,000	38,401
Niagara Mohawk Power,
Sr. Notes, Ser. G	7.75	10/1/08	175,000	184,041
PPL Electric Utilities,
Sr. Scd. Bonds	6.25	8/15/09	100,000	102,265
Public Service of Colorado,
First Mortgage, Ser. 12	4.88	3/1/13	100,000	96,739
Sprint Capital,
Notes	8.38	3/15/12	105,000	118,780
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	120,000	113,876
Verizon Global Funding,
Notes	7.25	12/1/10	165,000	175,374
Verizon Virginia,
Unscd. Debs., Ser. A	4.63	3/15/13	140,000	128,097
Vodafone Group,
Unscd. Notes	5.38	1/30/15	85,000	81,975
Wisconsin Energy,
Sr. Notes	6.50	4/1/11	50,000	51,955
				1,396,589
Total Bonds and Notes
(cost $36,916,919)				36,001,725

The Portfolios 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Principal
Short-Term Investment—1.4%	Amount ($)	Value ($)

U.S. Treasury Bill;
4.45%, 4/27/06
(cost $1,395,556)	1,400,000 [c]	1,395,800

Other Investment—14.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $14,897,000)	14,897,000 [d]	14,897,000

Investment of Cash Collateral
for Securities Loaned—14.6%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $15,005,893)	15,005,893 [d]	15,005,893

Total Investments (cost $109,916,792)	111.2%	114,162,616
Liabilities, Less Cash and Receivables	(11.2%)	(11,515,571)
Net Assets	100.0%	102,647,045

ADR—American Depository Receipts.
[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At March 31, 2006, the total market value of the portfolio's securities on loan is $16,554,259 and the total market value of the collateral held by the portfolio is $17,055,925, consisting of cash collateral of $15,005,893, U.S. Government and agency securities valued at $1,459,370 and letters of credit valued at $590,662.
[c] Partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Short-Term/Money		Producer Goods	4.7
Market Investments	30.5	Utilities	4.3
U.S. Government & Agencies	21.8	Energy	4.2
Interest Sensitive	10.9	Industrial	4.2
Technology	7.1	Other	11.0
Health Care	6.3	Futures	.7
Finance	6.2		111.9

† Based on net assets. See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES March 31, 2006 (Unaudited)
Growth and Income Portfolio
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2006 ($)

Financial Futures Long
CAC 40	4	247,973	June 2006	5,185
DJ EURO STOXX 50	41	1,885,374	June 2006	16,390
FTSE	16	1,658,514	June 2006	6,529
Hang Seng	2	203,766	April 2006	(438)
Russell 2000	33	12,734,700	June 2006	601,285
SPI ASX 200 Index	5	460,005	June 2006	14,680
Standard & Poor's 500	3	977,475	June 2006	6,747
TOPIX	10	1,467,403	June 2006	91,314
				741,692

See notes to financial statements.

The Portfolios 39

STATEMENT OF INVESTMENTS March 31, 2006 (Unaudited)

Growth Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Cigna	1,900	248,178
HCA	4,200	192,318
Johnson & Johnson	12,300	728,406
McKesson	5,900	307,567
Merck & Co.	19,400	683,462
Pfizer	23,100	575,652
Quest Diagnostics	5,000	256,500
Universal Health Services, Cl. B	2,400	121,896
		5,073,282
Interest Sensitive—16.4%
American International Group	5,500	363,495
Axis Capital Holdings	6,800	203,320
Bank of America	19,900	906,246
Bear Stearns Cos.	2,000	277,400
Citigroup	19,700	930,628
Comerica	4,500	260,865
General Electric	43,000	1,495,540
Goldman Sachs Group	2,800	439,488
Hartford Financial Services Group	4,100	330,255
HRPT Properties Trust	16,400	192,536
JPMorgan Chase & Co.	15,800	657,912
Keycorp	8,600	316,480
Lincoln National	5,500	300,245
Marshall & Ilsley	6,500	283,270
Metlife	7,200	348,264
Morgan Stanley	8,200	515,124
New Century Financial	2,500	115,050
Platinum Underwriters Holdings	6,200	180,420
Prudential Financial	4,400	333,564
T Rowe Price Group	3,400	265,914
		8,716,016
Producer Goods—7.4%
3M	6,300	476,847
Black & Decker	2,700	234,603

The Portfolios 41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Producer Goods (continued)
Burlington Northern Santa Fe	1,900	158,327
General Dynamics	6,800	435,064
Monsanto	3,800	322,050
Nucor	4,200	440,118
NVR	300 [a]	221,685
Parker Hannifin	2,800	225,708
Raytheon	4,200	192,528
Southern Copper	2,500 [b]	211,200
United Parcel Service, Cl. B	6,300	500,094
United Technologies	8,500	492,745
		3,910,969
Services—4.9%
Accenture, Cl. A	10,700	321,749
Apollo Group, Cl. A	2,600 [a]	136,526
Career Education	2,900 [a]	109,417
CBS, Cl. B	5,100	122,298
Equifax	6,200	230,888
Interpublic Group of Cos.	121 [a]	1,157
McGraw-Hill Cos.	7,300	420,626
Moody's	5,600	400,176
News, Cl. A	13,700	227,557
Time Warner	27,100	455,009
Viacom, Cl. B	5,100 [a]	197,880
		2,623,283
Technology—10.7%
Adobe Systems	7,200	251,424
Apple Computer	1,800 [a]	112,896
Autodesk	5,600	215,712
Cisco Systems	30,800 [a]	667,436
Hewlett-Packard	15,800	519,820
Intel	29,700	574,695
International Business Machines	6,600	544,302
Lam Research	4,200 [a]	180,600

42

Growth Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Microsoft	34,600	941,466
Motorola	18,800	430,708
National Semiconductor	8,300	231,072
Nokia, ADR	11,300	234,136
Oracle	20,400 [a]	279,276
QLogic	9,200 [a]	178,020
Texas Instruments	11,000	357,170
		5,718,733
Utilities—4.2%
AT & T	24,800	670,592
Deutsche Telekom, ADR	9,500	159,790
Duke Energy	8,900 [a]	259,435
NRG Energy	5,100 [a]	230,622
Southern	7,300	239,221
TXU	6,800	304,368
Verizon Communications	11,200	381,472
		2,245,500
Total Common Stocks
(cost $32,849,755)		36,884,639

	Principal
Short-Term Investments—5.8%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.45%, 4/27/06	1,500,000 [c]	1,495,500
4.52%, 4/13/06	1,601,000	1,598,999
Total Short-Term Investments
(cost $3,093,823)		3,094,499

Other Investment—25.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,411,000)	13,411,000 [d]	13,411,000

The Portfolios 43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth Portfolio (continued)
Investment of Cash Collateral
for Securities Loaned—.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $326,405)	326,405 [d]	326,405

Total Investments (cost $49,680,983)	100.8%	53,716,543
Liabilities, Less Cash and Receivables	(.8%)	(402,474)
Net Assets	100.0%	53,314,069

ADR—American Depository Receipts.
[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At March 31, 2006, the total market value of the portfolio's securities on loan is $318,489 and the total market value of the collateral held by the portfolio is $326,405.
[c] Partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

Value (%)			Value (%)

Short Term/Money Market Investments	31.6	Services	4.9
Interest Sensitive	16.4	Consumer Cyclical	4.8
Technology	10.7	Consumer Staples	4.8
Health Care	9.5	Utilities	4.2
Producer Goods	7.4	Futures	1.1
Energy	6.5		101.9

† Based on net assets. See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES March 31, 2006 (Unaudited)

See notes to financial statements.

The Portfolios 45

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2006 (Unaudited)

		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Assets ($):
Investments in securities—
See Statement of Investments †—Note 2(c)
(including securities on loan †† ):
Unaffiliated issuers	73,609,897	84,259,723	39,979,138
Affiliated issuers	49,860,356	29,902,893	13,737,405
Cash	—	—	25,232
Dividends and interest receivable	800,779	501,890	74,979
Receivable for investment securities sold	687,725	2,990,761	—
Receivable for futures variation margin—Note 5	—	189,910	198,257
Receivable for shares
of Common Stock subscribed	2,200	85,536	9,179
Prepaid expenses	15,688	17,872	12,772
	124,976,645	117,948,585	54,036,962

Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 4(b)	56,670	85,013	42,521
Cash overdraft due to Custodian	35,657	35,370	—
Liability for securities on loan—Note 2(c)	25,525,356	15,005,893	326,405
Payable for investment securities purchased	959,519	—	—
Payable for shares of Common Stock redeemed	134,459	108,645	302,835
Payable for futures variation margin—Note 5	70,350	—	—
Accrued expenses	69,922	66,619	51,132
	26,851,933	15,301,540	722,893

Net Assets ($)	98,124,712	102,647,045	53,314,069

46

		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Composition of Net Assets ($):
Paid-in capital	101,772,790	95,561,944	50,125,378
Accumulated undistributed
investment income—net	430,672	371,919	462,236
Accumulated net realized gain
(loss) on investments	(2,732,741)	1,725,666	(1,904,142)
Accumulated net unrealized appreciation
(depreciation) on investments (including
$154,540 net unrealized appreciation
on financial futures for the Income Portfolio)	(1,346,009)	—	—
Accumulated net unrealized appreciation
(depreciation) on investments and foreign
currency transactions (including $741,692
and $595,037 net unrealized appreciation
on financial futures for the Growth and Income
Portfolio and the Growth Portfolio, respectively)	—	4,987,516	4,630,597

Net Assets ($)	98,124,712	102,647,045	53,314,069

		Growth and
	Income	Income	Growth
Net Asset Value Per Share	Portfolio	Portfolio	Portfolio

Restricted Class Shares
Net Assets ($)	87,799,138	52,493,711	36,677,808
Shares Outstanding	7,058,505	3,242,319	2,209,685

Net Asset Value Per Share ($)	12.44	16.19	16.60

Investor Class Shares
Net Assets ($)	10,325,574	50,153,334	16,636,261
Shares Outstanding	835,416	2,930,460	997,210

Net Asset Value Per Share ($)	12.36	17.11	16.68

† Investments at cost ($):
Unaffiliated issuers	75,110,446	80,013,899	35,943,578
Affiliated issuers	49,860,356	29,902,893	13,737,405
†† Value of securities on loan ($)	27,876,880	16,554,259	318,489

See notes to financial statements.

The Portfolios 47

STATEMENT OF OPERATIONS Six Months Ended March 31, 2006 (Unaudited)
		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Investment Income ($):
Income:
Interest	2,273,681	1,683,621	420,306
Cash dividends (net of $969 and
$760 foreign taxes withheld at source for
the Growth and Income Portfolio and the
Growth Portfolio, respectively):
Unaffiliated issuers	—	733,369	480,833
Affiliated issuers	16,211	9,788	8,850
Income from securities lending	8,166	16,963	4,475
Total Income	2,298,058	2,443,741	914,464
Expenses—Note 2(e):
Investment advisory fee—Note 4(a)	305,741	538,420	248,113
Shareholder servicing costs—Note 4(b)	200,356	172,813	146,776
Auditing fees	21,049	20,452	24,656
Registration fees	6,719	9,172	11,985
Legal fees	6,387	7,718	3,536
Custodian fees—Note 4(b)	5,517	12,264	6,202
Prospectus and shareholders' reports	3,521	10,844	2,631
Directors' fees and expenses—Note 4(c)	1,413	3,024	1,537
Loan commitment fees—Note 3	526	533	292
Interest expense—Note 3	—	22,907	—
Miscellaneous	15,414	14,080	3,483
Total Expenses	566,643	812,227	449,211
Less—reduction in custody fees
due to earnings credits—Note 2(c)	(1,000)	(248)	(142)
Net Expenses	565,643	811,979	449,069
Investment Income—Net	1,732,415	1,631,762	465,395

48

		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Realized and Unrealized Gain
(Loss) on Investments—Note 5 ($):
Net realized gain (loss) on investments	(291,772)	13,183,714	6,625,968
Net realized gain (loss) on financial futures	611,151	1,973,022	2,006,706
Net Realized Gain (Loss)	319,379	15,156,736	8,632,674
Net unrealized appreciation (depreciation)
on investments (including $335,992
net unrealized appreciation on financial
futures for the Income Portfolio)	(912,132)	—	—
Net unrealized appreciation (depreciation)
on investments and foreign currency
transactions (including $464,227 and
$320,359 net unrealized appreciation
on financial futures for the Growth
and Income Portfolio and
the Growth Portfolio, respectively)	—	(9,475,075)	(3,493,343)
Net Realized and Unrealized Gain
(Loss) on Investments	(592,753)	5,681,661	5,139,331
Net Increase in Net Assets
Resulting from Operations	1,139,662	7,313,423	5,604,726

See notes to financial statements.

The Portfolios 49

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2006	Year Ended
Income Portfolio	(Unaudited)	September 30, 2005

Operations ($):
Investment income—net	1,732,415	3,383,991
Net realized gain (loss) on investments	319,379	2,069,574
Net unrealized appreciation
(depreciation) on investments	(912,132)	(2,314,170)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,139,662	3,139,395

Dividends to Shareholders from ($):
Investment income—net:
Restricted Class shares	(3,626,201)	(3,319,893)
Investor Class shares	(429,239)	(381,058)
Total Dividends	(4,055,440)	(3,700,951)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class shares	3,643,238	10,337,384
Investor Class shares	874,005	1,945,724
Dividends reinvested:
Restricted Class shares	3,618,743	3,312,356
Investor Class shares	417,771	371,203
Cost of shares redeemed:
Restricted Class shares	(14,848,486)	(13,218,264)
Investor Class shares	(1,122,554)	(4,856,396)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(7,417,283)	(2,107,993)
Total Increase (Decrease) in Net Assets	(10,333,061)	(2,669,549)

Net Assets ($):
Beginning of Period	108,457,773	111,127,322
End of Period	98,124,712	108,457,773
Undistributed investment income—net	430,672	2,753,697

50

See notes to financial statements.

The Portfolios 51

STATEMENT OF CHANGES IN NET ASSETS (continued)

52

See notes to financial statements.

The Portfolios 53

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2006	Year Ended
Growth Portfolio	(Unaudited)	September 30, 2005

Operations ($):
Investment income—net	465,395	1,255,670
Net realized gain (loss) on investments	8,632,674	10,601,387
Net unrealized appreciation
(depreciation) on investments	(3,493,343)	845,431
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,604,726	12,702,488

Dividends to Shareholders from ($):
Investment income—net:
Restricted Class shares	(919,844)	(415,046)
Investor Class shares	(318,800)	—
Total Dividends	(1,238,644)	(415,046)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class shares	4,530,241	8,245,682
Investor Class shares	1,947,633	2,359,947
Dividends reinvested:
Restricted Class shares	903,948	411,385
Investor Class shares	318,313	—
Cost of shares redeemed:
Restricted Class shares	(48,217,235)	(17,428,599)
Investor Class shares	(1,736,711)	(4,114,648)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(42,253,811)	(10,526,233)
Total Increase (Decrease) in Net Assets	(37,887,729)	1,761,209

Net Assets ($):
Beginning of Period	91,201,798	89,440,589
End of Period	53,314,069	91,201,798
Undistributed investment income—net	462,236	1,235,485

54

See notes to financial statements.

The Portfolios 55

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single portfolio share.Total return shows how much your investment in each portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the portfolios' financial statements.

[a] As required, effective October 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended September 30, 2002 was to decrease net investment income per share by $.06, increase net realized and unrealized gain (loss) on investments per share by $.06 and decrease the ratio of net investment income to average net assets from 3.75% to 3.31%. Per share data and ratios/supplemental data for periods prior to October 1, 2001 have not been restated to reflect these changes in presentation.
[b] Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

56

[a] As required, effective October 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended September 30, 2002 was to decrease net investment income per share by $.05, increase net realized and unrealized gain (loss) on investments per share by $.05 and decrease the ratio of net investment income to average net assets from 3.30% to 2.95%. Per share data and ratios/supplemental data for periods prior to October 1, 2001 have not been restated to reflect these changes in presentation.
[b] Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

The Portfolios 57

FINANCIAL HIGHLIGHTS (continued)

a As required, effective October 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended September 30, 2002 was to decrease net investment income per share by $.03, increase net realized and unrealized gain (loss) on investments per share by $.03 and decrease the ratio of net investment income to average net assets from 2.49% to 2.28% . Per share data and ratios/supplemental data for periods prior to October 1, 2001 have not been restated to reflect these changes in presentation. b Based on average shares outstanding at each month end. c Not annualized.

See notes to financial statements.

[a] As required, effective October 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended September 30, 2002 was to decrease net investment income per share by $.03, increase net realized and unrealized gain (loss) on investments per share by $.03 and decrease the ratio of net investment income to average net assets from 2.00% to 1.79%. Per share data and ratios/supplemental data for periods prior to October 1, 2001 have not been restated to reflect these changes in presentation.
[b] Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

The Portfolios 59

FINANCIAL HIGHLIGHTS (continued)

[a] Based on average shares outstanding at each month end. [b] Not annualized. See notes to financial statements.

[a] Based on average shares outstanding at each month end [b] Amount represents less than $.01 per share. [c] Not annualized. See notes to financial statements.

The Portfolios 61

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—General:

Dreyfus LifeTime Portfolios, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three diversified portfolios: the Income Portfolio, the primary investment objective of which is to maximize current income, the Growth and Income Portfolio, the investment objective of which is to maximize total return, consisting of capital appreciation and current income and the Growth Portfolio, the investment objective of which is capital appreciation. The fund accounts separately for the assets, liabilities and operations of each portfolio.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as each portfolio's investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Mellon Equity Associates ("Mellon Equity"), an indirect wholly-owned subsidiary of Mellon Financial, serves as each portfolio's sub-investment adviser.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares, which are sold to the public without a sales charge.The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Restricted and Investor. Investor Class shares are offered to any investor and Restricted Class shares are offered only to clients of certain banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the classes include the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The portfolios enter into contracts that contain a variety of indemnifications. The portfolios' maximum exposure under these arrangements is unknown. The portfolios do not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at

The Portfolios 63

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Debt securities (excluding short-term investments, other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the portfolio not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the portfolio to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Foreign currency transactions: Each portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the portfolios' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the portfolios receive earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the portfolios include net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, each portfolio may lend securities to qualified institutions. It is each portfolio's policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is

The Portfolios 65

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus. Each portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, each portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as "affiliated" in the Act.

(e) Expenses: Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

(f) Dividends to shareholders: Dividends are recorded by each portfolio on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, with respect to each portfolio, are normally declared and paid annually, but each portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that a net realized capital gain of a portfolio can be offset by a capital loss carryover of that portfolio, such gain will not be distributed. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(g) Federal income taxes: It is the policy of each portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each portfolio is treated as a single entity for the purpose of determining such qualification.

The following summarizes each portfolio's unused capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2005:

	2010 ($)†	2011 ($)†	Total ($)

Income Portfolio	2,002,939	336,907	2,339,846
Growth and
Income Portfolio	—	12,139,726	12,139,726
Growth Portfolio	850,834	9,843,198	10,694,032

† If not applied, the carryovers expire in the above years. Utilization on these capital loss carryovers may be subject to provisions under Section 382 of the Internal Revenue Code.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2005 for the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio, respectively, were as follows: ordinary income $3,700,951, $5,848,002 and $415,046. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 3—Bank Line of Credit:

Each portfolio participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, each portfolio has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to a portfolio based on prevailing market rates in effect at the time of borrowing. During the period ended March 31, 2006, the Income Portfolio and the Growth Portfolio did not borrow under the Facility.

The average daily amount of borrowings outstanding under the Facility for the Growth and Income Portfolio during the period ended March 31, 2006 was approximately $1,020,000, with a related weighted average annualized interest rate of 4.50% .

The Portfolios 67

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement (the "Agreement") with Dreyfus, the Investment Advisory fee is computed on the value of each portfolio's average daily net assets and is payable monthly at the following annual rates: .60% of the Income portfolio and .75% of the Growth and Income Portfolio and the Growth Portfolio.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Equity, Dreyfus has agreed to pay Mellon Equity a monthly sub-advisory fee for each portfolio, computed at the following annual rates:

(b) Under the Shareholder Services Plan, each portfolio pays the Distributor, at an annual rate of .25% of the value of the average daily net assets of each portfolio's Investor Class shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding each portfolio and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

During the period ended March 31, 2006, each portfolio's Investor Class was charged the following pursuant to the Shareholder Services Plan:

Income Portfolio	$12,992
Growth and Income Portfolio	62,998
Growth Portfolio	19,590

Each portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each portfolio. During the period ended March 31, 2006, each portfolio was charged the following pursuant to the transfer agency agreement:

Income Portfolio	$ 2,562
Growth and Income Portfolio	12,226
Growth Portfolio	2,814

Each portfolio compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for each portfolio. During the period ended March 31, 2006, each portfolio was charged the following pursuant to the custody agreement:

Income Portfolio	$ 5,517
Growth and Income Portfolio	12,264
Growth Portfolio	6,202

During the period ended March 31, 2006, each portfolio was charged $1,910 for services performed by the Chief Compliance Officer.

The following summarizes the components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities for each portfolio:

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Portfolios 69

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures, during the period ended March 31, 2006:

	Purchases ($)	Sales ($)

Income Portfolio	11,354,130	16,847,619
Growth and Income Portfolio	29,298,064	134,461,425
Growth Portfolio	10,392,961	35,418,425

Each portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. A portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a portfolio to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, a portfolio recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at March 31, 2006, are set forth in the Statements of Financial Futures.

The following summarizes accumulated net unrealized appreciation (depreciation) on investments for each portfolio at March 31, 2006:

	Gross	Gross
	Appreciation ($)	(Depreciation) ($)	Net ($)

Income Portfolio	1,034,953	2,535,502	(1,500,549)
Growth and Income Portfolio	7,037,713	2,791,889	4,245,824
Growth Portfolio	4,983,945	948,385	4,035,560

At March 31, 2006, the cost of investments for each portfolio for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTES

For More Information

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation DRPSA0306

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3) Not applicable.
(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 26, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 26, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)